OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response....10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - September 30, 2009 (unaudited)

			Number
			of
			Shares	Value
COMMON STOCKS: 94.2% of net assets

CONSUMER DISCRETIONARY:		17.5%
	Bed Bath & Beyond Inc.*		65,935	$ 2,475,200
	Brown-Forman Corp.- Class B		88,883	4,285,938
	CarMax Inc.*		97,909	2,046,298
	Interactive Data Corp.		104,670	2,743,401
	ITT Educational Services, Inc.*		26,696	2,947,505
	Mohawk Industries Inc.*		48,715	2,323,218
	Tiffany & Company		78,478	3,023,757
	YUM! Brands Inc.		113,340	3,826,359

ENERGY:		8.4%
	Apache Corp.		29,545	2,713,117
	EOG Resources Inc.		39,280	3,280,273
	Noble Corp.		70,485	2,675,611
	Southwestern Energy Co.*		61,840	2,639,331

FINANCIAL SERVICES:		9.8%
	Brookfield Asset Management Inc.		236,651	5,374,344
	Leucadia National Corp.		175,895	4,348,124
	SEI Investments Co.		175,049	3,444,964

HEALTH CARE:		15.4%
	C.R. Bard, Inc.		28,400	2,232,524
	Covance Inc.*		63,675	3,448,001
	Dentsply International Inc.		77,824	2,688,041
	Laboratory Corp of America Holdings*		45,692	3,001,965
	Techne Corp.		49,342	3,086,342
	Varian Medical Systems, Inc.		75,593	3,184,733
	Zimmer Holdings Inc.*		58,595	3,131,903

INDUSTRIAL:		21.3%
	Copart, Inc.*		121,715	4,042,155
	Dun & Bradstreet Corp.		44,640	3,362,285
	Expeditors International of Washington Inc.		101,675	3,573,876
	Jacobs Engineering Group Inc.*		94,825	4,357,209
	Kaydon Corp.		109,761	3,558,452
	Kirby Corp.*		95,631	3,521,133
	Wabtec Corp.		86,494	3,246,120
	Waste Management, Inc.		103,750	3,093,825

INSURANCE:		6.4%
	Brown & Brown, Inc.		169,662	3,250,724
	Markel Corp.*		16,142	5,323,954

MATERIALS:		7.1%
	Ecolab Inc.		72,485	3,350,981
	IDEX Corp.		92,944	2,597,785
	Martin Marietta Materials		39,081	3,598,188

MEDIA & ENTERTAINMENT:		1.5%
	Liberty Global Inc.- Series C*		90,460	2,031,732

TECHNOLOGY:		4.2%
	Amphenol Corp.-Class A		66,646	2,511,221
	Zebra Technologies Corp.- Class A*		122,866	3,185,916

UTILITIES:		2.6%
	Covanta Holding Corp.*		206,250	3,506,250

TOTAL COMMON STOCKS (Cost $119,321,057)				$ 127,032,755

REPURCHASE AGREEMENT: 6.4% of net assets
	With U.S. Bank National Association issued 9/30/09 at 0.01%, due
	10/01/09, collateralized by $8,746,628 in Freddie Mac MBS #G11649
	due 2/01/20. Proceeds at maturity are $8,574,886 (Cost $8,574,884)			8,574,884

TOTAL INVESTMENTS: 100.6% of net assets (Cost $127,895,941)				$ 135,607,639

LIABILITIES LESS CASH AND RECEIVABLES: (0.6%) of net assets				(745,320)

NET ASSETS: 100.00%				$ 134,862,319

*Non-income producing

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - September 30, 2009 (unaudited)

			Number
			of
			Shares	Value
COMMON STOCKS: 90.1% of net assets

CONSUMER DISCRETIONARY:		7.3%
	Staples Inc.		25,369	$589,068
	Target Corp.		23,080	1,077,374
	Walt Disney Co.		38,750	1,064,075

CONSUMER STAPLES:		12.6%
	Coca-Cola Co.		12,713	682,688
	Costco Wholesale Corp.		12,055	680,625
	Diageo PLC - ADR		19,142	1,177,042
	PepsiCo, Inc.		18,162	1,065,383
	Walgreen Co.		29,585	1,108,550

ENERGY:		6.9%
	Apache Corp.		7,745	711,223
	Devon Energy Corp.		12,340	830,852
	Schlumberger Ltd.		17,466	1,040,974

FINANCIAL SERVICES:		7.4%
	Franklin Resources		8,220	826,932
	State Street Corp.		14,400	757,440
	Wells Fargo & Co.		42,253	1,190,689

HEALTH CARE:		20.2%
	Baxter International		18,950	1,080,339
	Covance Inc.*		19,145	1,036,702
	Dentsply International Inc.		21,507	742,852
	Johnson & Johnson		15,639	952,259
	Medtronic Inc.		24,594	905,059
	Novartis AG - ADR		22,903	1,153,853
	Quest Diagnostics Inc.		17,690	923,241
	Zimmer Holdings Inc.*		13,876	741,672

INDUSTRIAL:		11.0%
	3M Company		16,886	1,246,187
	ABB Ltd - ADR		38,930	780,157
	Jacobs Engineering Group Inc.*		20,645	948,638
	Waste Management Inc.		37,580	1,120,636

INSURANCE:		6.1%
	Berkshire Hathaway Inc.- Class B*		400	1,329,200
	Markel Corp.*		2,811	927,124

TECHNOLOGY:		18.6%
	Check Point Software Technologies Ltd		19,565	554,668
	Cisco Systems, Inc.*		54,524	1,283,495
	EMC Corp.		65,700	1,119,528
	Google Inc.- Class A*		2,746	1,361,604
	International Business Machines Corp.		10,888	1,302,314
	Microsoft Corp.		50,004	1,294,604

TOTAL COMMON STOCKS (Cost $32,458,732)				$ 33,607,047

REPURCHASE AGREEMENT: 9.7% of net assets
	With U.S. Bank National Association issued 9/30/09 at 0.01%, due
	10/01/09, collateralized by $3,672,510 in Freddie Mac MBS#G11649
	due 2/01/20. Proceeds at maturity are $3,600,400 (Cost $3,600,399)			3,600,399

TOTAL INVESTMENTS: 99.8% of net assets (Cost $36,059,131)				$ 37,207,446

CASH AND RECEIVABLES LESS LIABILITIES: 0.2% of net assets				78,608

NET ASSETS: 100.00%				$ 37,286,054

*Non-income producing

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - September 30, 2009 (unaudited)

		Number
		of
		Shares	Value
COMMON STOCKS: 63.7% of net assets

CONSUMER DISCRETIONARY:	5.1%
Staples Inc.		6,055	$140,597
Target Corp.		4,545	212,161
Walt Disney Co.		8,800	241,648

CONSUMER STAPLES:	9.1%
Coca-Cola Co.		2,885	154,924
Costco Wholesale Corp.		2,865	161,758
Diageo PLC - ADR		4,160	255,798
Pepsico, Inc.		3,897	228,598
Walgreen Co.		6,650	249,176

ENERGY:	4.9%
Apache Corp.		1,740	159,784
Devon Energy Corp.		2,630	177,078
Schlumberger Ltd.		3,815	227,374

FINANCIAL SERVICES:	5.3%
Franklin Resources		1,820	183,092
State Street Corp.		3,235	170,161
Wells Fargo & Co.		9,340	263,201

HEALTH CARE:	14.5%
Baxter International		4,305	245,428
Covance Inc.*		4,290	232,303
Dentsply International Inc.		4,797	165,688
Johnson & Johnson		3,595	218,900
Medtronic Inc.		5,610	206,448
Novartis AG - ADR		4,865	245,099
Quest Diagnostics Inc.		3,825	199,627
Zimmer Holdings Inc.*		3,001	160,403

INDUSTRIAL:	7.5%
3M Company		3,595	265,311
ABB Ltd - ADR		8,380	167,935
Jacobs Engineering Group Inc.*		4,515	207,464
Waste Management Inc.		7,650	228,123

INSURANCE:	4.2%
Berkshire Hathaway Inc.- Class B*		85	282,455
Markel Corp.*		627	206,797

TECHNOLOGY:	13.1%
Check Point Software Technologies Ltd		4,305	122,047
Cisco Systems, Inc.*		11,965	281,656
EMC Corp.		14,540	247,762
Google Inc.- Class A*		603	298,998
International Business Machines Corp.		2,347	280,725
Microsoft Corp.		11,100	287,379

TOTAL COMMON STOCKS (Cost $6,721,903)			$ 7,375,898

		Principal
		Amount	Value
DEBT INSTRUMENTS: 29.1% of net assets

CORPORATE OBLIGATIONS:	16.6%

BANKS:	1.1%
Wachovia Corp., 5.25%, 8/1/14		$ 125,000	$ 127,080

COMPUTERS & PERIPHERAL:	0.9%
Hewlett-Packard Co., 4.5%, 3/1/13		100,000	106,859

CONSUMER DISCRETIONARY:	2.3%
Costco Wholesale Corp., 5.3%, 3/15/12		100,000	108,608
Wal-Mart Stores, Inc., 4.75%, 8/15/10		150,000	155,097

CONSUMER STAPLES:	1.9%
Kraft Foods, Inc., 5.625%, 11/1/11		100,000	106,450
Sysco Corp. 5.25%, 2/12/18		100,000	107,483

ENERGY:	1.4%
Valero Energy Corp., 6.875%, 4/15/12		150,000	161,527

FINANCIALS:	1.3%
American Express Co., 4.875%, 7/15/13		150,000	154,697

HEALTH CARE:	2.8%
Abbot Laboratories, 5.6%, 11/30/17		125,000	138,012
UnitedHealth Group, 5%, 8/15/14		175,000	181,518

INDUSTRIAL:	1.0%
United Parcel, 5.5%, 1/15/18		100,000	110,216

TECHNOLOGY:	1.9%
Cisco Systems, Inc., 5.25%, 2/22/11		100,000	105,440
Oracle Corp., 4.95%, 4/15/13		100,000	108,319

TELECOMMUNICATIONS:	2.0%
AT & T Broadband, 8.375%, 3/15/13		55,000	63,928
Verizon New England, 6.5%, 9/15/11		150,000	161,360

US TREASURY & AGENCY OBLIGATIONS:	12.5%
Fannie Mae, 6.625%, 11/15/10		200,000	213,520
Fannie Mae, 4.875%, 5/18/12		150,000	163,526
Federal Home Loan Bank, 4.375% 9/17/10		200,000	207,386
Federal Home Loan Bank, 5.5% 8/13/14		150,000	170,185
Freddie Mac, 4.875%, 11/15/13		150,000	165,374
US Treasury Note, 1.75%, 3/31/10		250,000	251,963
US Treasury Note, 5.125%, 6/30/11		150,000	161,314
US Treasury Note, 3.75%, 11/15/18		110,000	113,859

TOTAL DEBT INSTRUMENTS (Cost $3,171,477)			$ 3,343,721

REPURCHASE AGREEMENT: 6.9% of net assets
With U.S. Bank National Association issued 9/30/09 at 0.01%, due
10/01/09, collateralized by $815,767 in Freddie Mac MBS #G11649
due 2/01/20. Proceeds at maturity are $799,749 (Cost $799,749)			799,749

TOTAL INVESTMENTS: 99.7% of net assets (Cost $10,693,129)			$ 11,519,368

CASH AND RECEIVABLES LESS LIABILITIES: 0.3% of net assets			37,791

NET ASSETS: 100.00%			$ 11,557,159

*Non-income producing

Madison Mosaic Equity Trust -- Disciplined Equity Fund

Portfolio of Investments - September 30, 2009 (unaudited)

			Number
			of
			Shares	Value
COMMON STOCKS: 94.4% of net assets

CONSUMER DISCRETIONARY:		8.0%
	Autozone, Inc.*		380	$55,564
	Nike Inc.- Class B		1,000	64,700
	Staples Inc.		2,300	53,406
	Target Corp.		1,580	73,754
	Walt Disney Co.		2,605	71,533
	YUM! Brands Inc.		1,375	46,420

CONSUMER STAPLES:		11.0%
	Coca-Cola Co.		1,200	64,440
	Costco Wholesale Corp.		1,225	69,163
	Diageo Ltd - ADR		1,265	77,785
	Pepsico, Inc.		1,465	85,937
	Procter & Gamble		1,350	78,192
	Walgreen Co.		1,785	66,884
	Wal-Mart Stores, Inc.		1,135	55,717

ENERGY:		11.2%
	Apache Corp.		565	51,884
	ConocoPhillips Inc.		2,310	104,319
	Devon Energy Corp.		1,230	82,816
	Exxon Mobil Corp.		1,458	100,034
	Schlumberger Ltd.		1,755	104,598
	XTO Energy Inc.		1,545	63,839

FINANCIAL SERVICES:		8.4%
	Brookfield Asset Management Inc.		2,060	46,783
	Franklin Resources		765	76,959
	Intercontinental Exchange Inc.*		463	44,999
	Morgan Stanley & Co.		1,890	58,363
	State Street Corp.		1,250	65,750
	Wells Fargo & Co.		3,095	87,217

HEALTH CARE:		13.0%
	Baxter International		1,440	82,095
	Becton, Dickinson & Co.		455	31,736
	Covance Inc.*		1,200	64,980
	Dentsply International Inc.		1,295	44,729
	Johnson & Johnson		1,730	105,340
	Medtronic, Inc.		1,100	40,480
	Novartis AG - ADR		2,150	108,317
	Quest Diagnostics Inc.		1,295	67,586
	Zimmer Holdings Inc.*		847	45,272

INDUSTRIAL:		8.3%
	3M Company		1,320	97,416
	ABB Ltd - ADR		2,900	58,116
	Jacobs Engineering Group Inc.*		1,400	64,330
	United Technologies		1,165	70,983
	Waste Management Inc.		2,930	87,373

INSURANCE:		5.4%
	Aflac Inc.		1,505	64,324
	Berkshire Hathaway Inc.- Class B*		29	96,367
	Markel Corp.*		250	82,455

MATERIALS:		4.2%
	ITT Corp.		1,025	53,454
	Praxair Inc.		570	46,563
	Sigma-Aldrich		780	42,104
	Valspar Corp.		1,785	49,105

MEDIA & ENTERTAINMENT:		1.0%
	Comcast Corp.- Special Class A*		2,687	43,207

TECHNOLOGY:		17.4%
	Check Point Software Technologies Ltd		2,290	64,922
	Cisco Systems, Inc.*		6,570	154,658
	EMC Corp.		6,420	109,397
	Google Inc.- Class A*		127	62,973
	Hewlett-Packard Co.		1,200	56,652
	Intel Corp.		3,350	65,559
	International Business Machines Corp.		970	116,022
	Microsoft Corp.		6,250	161,812

TELECOMMUNICATIONS:		3.5%
	AT & T		1,985	53,615
	China Mobile Ltd.-ADR		675	33,149
	Vodafone Group-ADR		3,280	73,800

UTILITIES:		3.0%
	Entergy Corp.		920	73,471
	FPL Group Inc.		1,125	62,134

TOTAL COMMON STOCKS (Cost $4,004,738)				$ 4,285,552

REPURCHASE AGREEMENT: 7.1% of net assets
	With U.S. Bank National Association issued 9/30/09 at 0.01%, due
	10/01/09, collateralized by $329,052 in Freddie Mac MBS #G11649
	due 2/01/20. Proceeds at maturity are $322,591 (Cost $322,591)			322,591

TOTAL INVESTMENTS: 101.5% of net assets (Cost $4,327,329)				$ 4,608,143

LIABILITIES LESS CASH AND RECEIVABLES: (1.5%) of net assets				(67,217)

NET ASSETS: 100.00%				$ 4,540,926

*Non-income producing

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - September 30, 2009 (unaudited)

		Number
		of Shares	Value
COMMON STOCKS: 93.8% of net assets

CONSUMER DISCRETIONARY:	21.3%
American Eagle Outfitters, Inc.		10,000	$168,600
Best Buy Co., Inc.		4,000	150,080
Coach Inc.		7,000	230,440
Kohl's Corp.*		4,500	256,725
Lowe's Companies, Inc.		8,600	180,084
Starbucks Corp.*		7,000	144,550
Target Corp.		3,000	140,040

CONSUMER SERVICES:	8.9%
eBay Inc.		9,000	212,490
Garmin, Ltd.		4,700	177,378
Intuit Inc.*		5,000	142,500

ENERGY:	10.8%
Apache Corp.		3,000	275,490
Transocean, Ltd.		2,100	179,613
XTO Energy Inc.		4,500	185,940

FINANCIALS:	15.4%
Bank of America Corp.		7,878	133,296
Capital One Financial Corp.		6,000	214,380
Citigroup, Inc.		14,000	67,760
Marshall & Isley Corp.		12,000	96,840
Morgan Stanley & Co.		4,000	123,520
Wells Fargo & Co.		10,000	281,800

HEALTH CARE:	18.3%
Biogen Idec*		5,000	252,600
Genzyme Corp.*		2,000	113,460
Gilead Sciences Inc.		3,400	158,372
Mylan Inc.*		8,000	128,080
Pfizer, Inc.		5,000	82,750
UnitedHealth Group, Inc.		8,900	222,856
Zimmer Holdings, Inc.*		2,500	133,625

INSURANCE:	1.1%
MGIC Investment Corp.*		9,000	66,690

TECHNOLOGY:	18.0%
Altera Corp.		3,000	61,530
Cisco Systems, Inc.*		8,500	200,090
EMC Corp.		14,200	241,968
Flextronics International Ltd.*		19,000	141,740
Linear Technology Corp.		6,000	165,780
Xilinx, Inc.		4,500	105,390
Zebra Technologies Corp. - Class A*		5,900	152,987

TOTAL COMMON STOCKS (Cost $8,050,302)			$ 5,589,444

SHORT-TERM INVESTMENTS:

REPURCHASE AGREEMENT:	14.8%
With U.S. Bank National Association issued 9/30/09 at 0.01%, due
10/01/09, collateralized by $899,093 in Freddie Mac MBS #G11649
due 2/01/20. Proceeds at maturity are $881,439 (Cost $881,439)			881,439

TOTAL INVESTMENTS: 108.6% of net assets (Cost $8,931,741)			$ 6,470,883

LIABILITIES LESS CASH AND OTHER ASSETS: (0.1%)			(5,392)
Total Call Options Written - (8.5%)			(509,215)

NET ASSETS: 100%			$ 5,956,276

*Non-income producing

	Contracts
	(100 shares	Expiration	Exercise
	per contract)	Date	Price	Value
CALL OPTIONS WRITTEN:
Apache Corp.	30	April 2010	95.00	24,900
Best Buy Co., Inc.	40	December 2009	37.00	12,200
Biogen Idec	50	April 2010	55.00	15,750
Capital One Financial Corp.	30	December 2009	28.00	26,400
Cisco Systems, Inc.	85	January 2010	20.00	33,788
Coach Inc.	70	November 2009	27.50	41,300
eBay Inc.	40	October 2009	18.00	22,400
eBay Inc.	50	January 2010	20.00	21,375
EMC Corp.	100	October 2009	13.00	40,250
Garmin Ltd	17	October 2009	30.00	13,260
Genzyme Corp.	20	October 2009	57.50	2,300
Gilead Sciences Inc.	34	November 2009	49.00	3,910
Intuit Inc.	32	January 2010	25.00	12,800
Intuit Inc.	18	January 2010	27.50	3,960
Kohl's Corp.	45	October 2009	47.00	45,450
Linear Technology Corp.	60	November 2009	24.00	23,400
Lowe's Companies, Inc.	86	October 2009	22.50	860
Morgan Stanley & Co.	20	October 2009	27.00	8,000
Morgan Stanley & Co.	20	January 2010	30.00	7,000
Mylan Inc.	80	January 2010	15.00	14,400
Starbucks Corp.	70	January 2010	15.00	41,300
Target Corp.	30	January 2010	42.00	18,300
Transocean Ltd.	21	November 2009	85.00	10,920
Wells Fargo & Co.	50	January 2010	27.50	15,250
Xilinx, Inc.	45	December 2009	22.50	9,113
Zebra Technologies Corp. - Class A	49	November 2009	22.50	18,130
Zimmer Holdings, Inc.	25	December 2009	45.00	22,500

TOTAL CALL OPTIONS WRITTEN (Premiums Received $306,622)				$ 509,215

Madison Mosaic Equity Trust -- Small/Mid-Cap Fund

Portfolio of Investments - September 30, 2009 (unaudited)

		Number
		of
		Shares	Value
COMMON STOCKS: 91.1% of net assets

CONSUMER DISCRETIONARY:	13.2%
Bed Bath & Beyond Inc.*		395	$ 14,828
Brown-Forman Corp.- Class B		270	13,019
CarMax Inc.*		555	11,599
Hillenbrand Inc.		680	13,852
Interactive Data Corp.		610	15,988
Jack-in-the-Box Inc.*		950	19,466
Mohawk Industries Inc.*		260	12,399
Sears Holdings Corp.*		270	17,634
YUM! Brands Inc.		405	13,673

ENERGY:	4.2%
ENSCO International Inc.		440	18,718
EQT Corp.		325	13,845
Rowan Companies, Inc.		415	9,574

FINANCIAL SERVICES:	13.1%
Brookfield Asset Management Inc.		805	18,282
Brookfield Properties Corp.		1,335	15,032
Fidelity National Finance		805	12,139
Forest City Enterprises - Class A*		1,350	18,049
Jeffries Group Inc.		575	15,657
Leucadia National Corp.		655	16,192
Morningstar, Inc.*		400	19,424
SEI Investments Co.		845	16,630

HEALTH CARE:	9.8%
C.R. Bard, Inc.		220	17,294
Covance Inc.*		305	16,516
Dentsply International Inc.		530	18,306
IDEXX Labs, Inc.*		280	14,000
Laboratory Corp. of America Holdings*		290	19,053
Techne Corp.		210	13,136

INDUSTRIAL:	16.9%
Aecom Technology Corp.*		495	13,434
American Ecology Corp.		650	12,155
Copart, Inc.*		460	15,277
Expeditors International of Washington Inc.		425	14,939
Fastenal Co.		365	14,126
Kaydon Corp.		526	17,053
Kirby Corp.*		525	19,331
Knight Transport Inc.		730	12,249
Middleby Corp.		320	17,603
Ritchie Brothers Auctioneers		710	17,423
Wabtec Corp.		408	15,312

INSURANCE:	7.6%
Aflac Inc.		395	16,882
Brown & Brown, Inc.		655	12,550
Markel Corp.*		62	20,449
RLI Corp.		290	15,306
White Mountains Insurance Group		35	10,745

MATERIALS:	10.2%
Ball Corp.		315	15,498
Bemis Company		480	12,437
IDEX Corp.		615	17,189
iShares COMEX Gold Trust*		210	20,775
Martin Marietta Materials		111	10,220
Sigma-Aldrich		270	14,575
Valspar Corp.		410	11,279

MEDIA & ENTERTAINMENT:	1.9%
Discovery Communications Inc.*		665	19,212

OIL:	1.6%
Contango Oil & Gas*		305	15,573

TECHNOLOGY:	10.9%
Concur Technologies, Inc.*		300	11,928
FactSet Research Systems Inc.		305	20,203
FARO Technologies Inc.*		595	10,222
FLIR Systems, Inc.*		460	12,866
FormFactor Inc.*		645	15,429
Maxim Integrated Products, Inc.		810	14,693
Teradata Corp.*		345	9,495
Zebra Technologies Corp.- Class A*		555	14,391

UTILITIES:	1.7%
Covanta Holding Corp.*		970	16,490

TOTAL COMMON STOCKS (Cost $729,267)			$ 911,614

REPURCHASE AGREEMENT: 8.9% of net assets
With U.S. Bank National Association issued 9/30/09 at 0.01%, due
10/01/09, collateralized by $91,064 in Freddie Mac MBS #G11649
due 2/01/20. Proceeds at maturity are $89,276 (Cost $89,276)			89,276

TOTAL INVESTMENTS: 100% of net assets (Cost $818,542)			$ 1,000,890

CASH AND RECEIVABLES LESS LIABILITIES: 0% of net assets			161

NET ASSETS: 100.00%			$ 1,001,051

*Non-income producing

Notes to Quarterly Holdings Report

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price. Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The funds adopted Financial Accounting Standards Board ("FASB") guidance on fair value measurements effective January 1, 2008. Fair value is defined as the price that the funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of each fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. As of September 30, 2009, none of the Funds held securities deemed as a Level 3.

The following is a summary representing each fund's investments within the fair value hierarchy as of September 30, 2009:

	Quoted Prices in Aactive Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 9/30/09

Mid-Cap Fund
Common Stocks	$ 127,032,755			$ 127,032,755
Repurchase Agreement		8,574,884		8,574,884
Total	$ 127,032,755	$ 8,574,884	$ -	$ 135,607,639

Investors Fund
Common Stocks	$ 33,607,047			$ 33,607,047
Repurchase Agreement		3,600,399		3,600,399
Total	$ 33,607,047	$ 3,600,399	$ -	$ 37,207,446

Balanced Fund
Common Stocks	$ 7,375,898	$ -	$ -	$ 7,375,898
Corporate Obligations		1,896,594		1,896,594
U.S. Treasury & Agency Obligations		1,447,127		1,447,127
Repurchase Agreement		799,749		799,749
Total	$ 7,375,898	$ 4,143,470	$ -	$ 11,519,368

Disciplined Equity Fund
Common Stocks	$ 4,285,552	$ -	$ -	$ 4,285,552
Repurchase Agreement		322,591		322,591
Total	$ 4,285,552	$ 322,591	$ -	$ 4,608,143

Madison Institutional Equity Option Fund
Assets:
Common Stocks	$ 5,589,444	$ -	$ -	$ 5,589,444
Repurchase Agreement		881,439		881,439
Total	$ 5,589,444	$ 881,439	$ -	$ 6,470,883

Liabilities:
Written Options	$ 509,215	$ -	$ -	$ 509,215
Total	$ 509,215	$ -	$ -	$ 509,215

Small/Mid-Cap Fund
Common Stocks	$ 911,614	$ -	$ -	$ 911,614
Repurchase Agreement		89,276		89,276
Total	$ 911,614	$ 89,276	$ -	$ 1,000,890

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 23, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 23, 2009